Borrowings (Details) $ in Thousands	5 Months Ended			6 Months Ended				7 Months Ended	8 Months Ended	10 Months Ended		11 Months Ended	12 Months Ended
	Jun. 01, 2018 USD ($)	May 18, 2018 USD ($)	May 31, 2016 USD ($)	Jul. 02, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 28, 2017 USD ($)	Jul. 18, 2017 USD ($)	Aug. 30, 2018 USD ($)	Nov. 03, 2017 USD ($)	Nov. 10, 2016 USD ($)	Dec. 13, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Aug. 10, 2017 USD ($)	Sep. 30, 2015 USD ($)	Nov. 01, 2013 USD ($)	Jun. 30, 2013 USD ($)
Debt Instrument [Line Items]
Unamortized discount													$ 6,629	$ 10,824
Long- term debt													507,485	$ 493,463
Cash collateral to the Term Loan B													$ 2,000
Term Loan B facility
Debt Instrument [Line Items]
Issuance date													Jun. 30, 2013
Debt amount																		$ 250,000
Description of assets pledged as collateral													Four drybulk vessels were released and in exchange, five drybulk vessels and $2,000 in cash substituted the released vessels, as collateral to the Term Loan B Facility.
Cash collateral to the Term Loan B													$ 2,000
Term Loan B Credit Facility Addition
Debt Instrument [Line Items]
Debt amount															$ 53,000		$ 189,500
Number of vessels acquired																	3
Description of terms of credit facility													The add-on to the Term Loan B Facility bore the same terms as the Term Loan B Facility. Navios Partners used the net proceeds to partially finance the acquisition of three vessels.
Term Loan B Credit Facility including addition
Debt Instrument [Line Items]
Write-off of deferred financing fees			$ 187
Repayment of debt			$ 25,000
New Term Loan B Credit Facility
Debt Instrument [Line Items]
Issuance date													Mar. 14, 2017
Debt amount													$ 405,000
Interest rate description													LIBOR plus 500 bps
Interest rate percentage													5.00%
Amount outstanding													$ 411,909
Unamortized discount													$ 6,629
Repayment frequency													quarterly
Repayment installments													6
Repayment amount													$ 5,733
Balloon payment on the last repayment date													384,138
Write-off of deferred financing fees													$ 1,880
Repayment interest rate percentage													1.25%
Maturity Date													Sep. 14, 2020
Write-off of deferred debt unamortized discount													$ 1,275
June 2016 Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date													Jun. 23, 2016
Credit facility, maximum borrowing capacity													$ 30,000
Outstanding balance													$ 0
Interest rate percentage													4.00%
Interest rate description													LIBOR plus 400 bps
Final maturity date													Jan. 30, 2017
June 2017 Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date													Jun. 26, 2017
Credit facility, maximum borrowing capacity													$ 32,000
Number of loan tranches													2
Interest rate percentage													3.00%
Balloon payment on the last repayment date													$ 8,328
Interest rate description													LIBOR plus 300 bps
Maturity Date													Sep. 30, 2021
June 2017 Credit Facility | Tranche A
Debt Instrument [Line Items]
Amount drawn down							$ 17,000
Write-off of deferred financing fees													$ 117
Repayment of debt												$ 15,070
June 2017 Credit Facility | Tranche B
Debt Instrument [Line Items]
Outstanding balance													$ 12,915
Repayment frequency													quarterly
Repayment installments													11
Repayment amount													$ 417
Amount drawn down								$ 15,000
July 2012 Credit Facility
Debt Instrument [Line Items]
Repayment of debt											$ 28,052
Line Of Credit OF Facility Increase Decrease For Period Net											30,192
Gain on debt repayment											$ 2,140
Refinance of July 2012 Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date													Jun. 28, 2017
Credit facility, maximum borrowing capacity													$ 39,000
Number of loan tranches													4
Interest rate percentage													3.10%
Outstanding balance													$ 13,000
Balloon payment on the last repayment date													$ 8,250
Interest rate description													LIBOR plus 310 bps
Amount drawn down						$ 7,000				$ 32,000
Write-off of deferred financing fees					$ 209
Repayment of debt				$ 20,200
Maturity Date													Dec. 31, 2020
Refinance of July 2012 Credit Facility | 1st Installment
Debt Instrument [Line Items]
Repayment frequency													quarterly
Repayment amount													$ 750
Refinance of July 2012 Credit Facility | Next 7 Installments
Debt Instrument [Line Items]
Repayment frequency													quarterly
Repayment installments													7
Repayment amount													$ 571
April 2015 Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date													Apr. 16, 2015
Credit facility, maximum borrowing capacity													$ 164,000
Number of loan tranches													2
Outstanding balance													$ 0
Cancellation of undrawn amount																$ 83,000
Write-off of deferred financing fees													$ 516
Final maturity date													Apr. 20, 2022
April 2015 Credit Facility | One more super-post-panamax
Debt Instrument [Line Items]
Capacity per each container in TEU													13,100
March 2018 Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date													Mar. 26, 2018
Credit facility, maximum borrowing capacity													$ 14,300
Number of loan tranches													2
Interest rate percentage													3.00%
Outstanding balance													$ 6,554
Repayment frequency													quarterly
Repayment installments													18
Repayment amount													$ 298
Balloon payment on the last repayment date													$ 1,190
Interest rate description													LIBOR plus 300 bps
Maturity Date													Jun. 30, 2023
March 2018 Credit Facility | Tranche A
Debt Instrument [Line Items]
Amount drawn down		$ 7,150
March 2018 Credit Facility | Tranche B
Debt Instrument [Line Items]
Amount drawn down	$ 7,150
Write-off of deferred financing fees													$ 95
Repayment of debt												$ 6,554
DVB 44M Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date													Jul. 31, 2018
Credit facility, maximum borrowing capacity													$ 44,000
Number of loan tranches													2
Interest rate percentage													2.90%
Outstanding balance													$ 43,202
Repayment frequency													quarterly
Repayment installments													19
Repayment amount													$ 798
Balloon payment on the last repayment date													$ 28,050
Interest rate description													LIBOR plus 290 bps
Maturity Date													Sep. 30, 2023
DVB 44M Credit Facility | Tranche A
Debt Instrument [Line Items]
Amount drawn down									$ 17,500
DVB 44M Credit Facility | Tranche B
Debt Instrument [Line Items]
Amount drawn down									$ 26,500
December 2018 Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date													Dec. 26, 2018
Credit facility, maximum borrowing capacity													$ 28,500
Number of loan tranches													3
Interest rate percentage													2.75%
Debt instrument term													5 years
Interest rate description													LIBOR plus 275 bps